Equity Awards (Narrative) (Detail) (USD $)	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011
Long term incentive plan	1,764,000		1,764,000
Vesting Period	3 years
Fair Market Value of URU and RU, at grant date	$ 20.90
Forfeiture Restricted Unit Rate	10.00%
Equity based compensation expense	$ 2.7	$ 0.0
Unrestricted Common Units [Member]
Restricted and unrestricted common stock	125,000
Restricted Common Units [Member]
Restricted and unrestricted common stock	24,561